ESTIMATION OF FAIR VALUE - Investment in debt securities pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 10,190,595	$ 10,789,962
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,554,188	9,710,403
Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,670	15,185
Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,195,671	702,885
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,113,512	8,644,027
Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	24,260	55,249
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	37,767	18,479
Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		118,865
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	164,308	155,713
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		3,650
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		3,650
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	636,407	1,075,909
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	636,407	1,075,909
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,656,735	10,328,854
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,233,618	9,249,295
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	862,930	662,623
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,353,270	8,571,208
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	17,418	15,464
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		3,650
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		3,650
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	423,117	1,075,909
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	423,117	1,075,909
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,533,860	461,108
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,320,570	461,108
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,670	15,185
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	332,741	40,262
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	760,242	72,819
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,842	39,785
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	37,767	18,479
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		118,865
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	164,308	$ 155,713
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	213,290
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 213,290